Directors' Emoluments - Schedule of Directors Emoluments (Details) - USD ($)	12 Months Ended
	Dec. 14, 2026	Dec. 14, 2025	Dec. 14, 2024
Salaries
Total	$ 101,724	$ 179,648	$ 153,336
Lap Sun Wong [Member]
Salaries
Total	38,955	89,824	76,668
Zhifang Zhang [Member]
Salaries
Total	6,407	89,824	76,668
Wu Jingyan [Member]
Salaries
Total	10,417
Zhou Mike Yao [Member]
Salaries
Total	7,479
Liang Chenyu [Member]
Salaries
Total	6,415
Zou Yue [Member]
Salaries
Total	7,692
Chan Kam Leung [Member]
Salaries
Total	15,385
Lai King Yin [Member]
Salaries
Total	$ 8,974